================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




SEMI-ANNUAL REPORT 2008

SUNAMERICA
Senior Floating Rate Fund

     [LOGO]

     www.sunamericafunds.com

     live longer retire stronger/sm/

                        Table of Contents


                    SHAREHOLDERS' LETTER................  1
                    EXPENSE EXAMPLE.....................  2
                    STATEMENT OF ASSETS AND LIABILITIES.  4
                    STATEMENT OF OPERATIONS.............  6
                    STATEMENT OF CHANGES IN NET ASSETS..  7
                    STATEMENT OF CASH FLOWS.............  8
                    FINANCIAL HIGHLIGHTS................  9
                    PORTFOLIO OF INVESTMENTS............ 14
                    NOTES TO FINANCIAL STATEMENTS....... 23

        June 30, 2008                                         SEMI-ANNUAL REPORT

        Shareholders' Letter

Dear Shareholder:

We are pleased to present the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ended June 30, 2008.

The semi-annual period was a tale of two markets. The first quarter was the worst performing quarter in the history of the asset class, as measured by the S&P/LSTA Leveraged Loan Index*. The weak tone in the leveraged loan market was driven by a number of factors including an overhang of bank loan supply, negative credit market headlines and declining LIBOR rates.

The second quarter began on a high note as April proved to be the best performing month in the history of the S&P/LSTA Leveraged Loan Index. The market rally lasted until early May and then leveled off as investors took profits and underwriters stepped in with additional supply. Prices showed no clear direction between mid to late June with the period ending in a downturn. Difficulties in the automotive sector, concerns over $140 oil, a slowing economy and a drop in equities moved investors to the sidelines.

Though default rates in the leveraged loan market continue to rise, as expected, the rate remains below the historical default rate of 3.00%. The Fund had three defaults during the period, one in the chemicals sector, one in the energy sector and one in the transportation sector.

As always, we will continue to emphasize fundamental research and strive to identify attractive investment opportunities.

We thank you for your continued investment in the Fund.

Sincerely,

THE AIG SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGERS

AIG Investments

Thomas G. Brandt
John G. Lapham
Steven S. Oh

--------
Past performance is no guarantee of future results.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2008 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2008 and held until June 30, 2008.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period. In addition, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. In addition, the "Expenses Paid During the Six Months Ended June 30, 2008" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2008" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2008 -- (unaudited) (continued)


                                                Actual                                           Hypothetical
                           ------------------------------------------------- ------------------------------------
                                                 Ending
                                                 Account                                         Ending Account
                                               Value Using   Expenses Paid                         Value using
                               Beginning         Actual        During the        Beginning      a Hypothetical 5%
                             Account Value     Returns at   Six Months Ended   Account Value    Assumed Return at
                           at January 1, 2008 June 30, 2008  June 30, 2008*  at January 1, 2008   June 30, 2008
                           ------------------ ------------- ---------------- ------------------ -----------------
Senior Floating Rate Fund
   Class A#...............     $1,000.00         $981.70         $7.14           $1,000.00          $1,017.65
   Class B#...............     $1,000.00         $980.19         $8.62           $1,000.00          $1,016.16
   Class C#...............     $1,000.00         $980.18         $8.62           $1,000.00          $1,016.16
   Class D#...............     $1,000.00         $982.62         $6.16           $1,000.00          $1,018.65
   Class Q#...............     $1,000.00         $980.54         $7.14           $1,000.00          $1,017.65

                           -----------------


                            Expenses Paid      Expense
                              During the        Ratio
                           Six Months Ended     as of
                            June 30, 2008*  June 30, 2008*
                           ---------------- --------------
Senior Floating Rate Fund
   Class A#...............      $7.27            1.45%
   Class B#...............      $8.77            1.75%
   Class C#...............      $8.77            1.75%
   Class D#...............      $6.27            1.25%
   Class Q#...............      $7.27            1.45%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2008" and the "Expense Ratios" would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2008 -- (unaudited)

ASSETS:
Long-term investment securities, at value (unaffiliated)*.......... $296,779,114
Short-term investment securities, at value (unaffiliated)*.........    8,361,208
                                                                    ------------
  Total investments................................................  305,140,322
Cash...............................................................        1,250
Receivable for:
  Fund shares sold.................................................    2,065,017
  Dividends and interest...........................................    2,971,756
  Investments sold.................................................   10,511,888
Prepaid expenses and other assets..................................        4,182
Due from investment adviser for expense reimbursements/fee waivers.      106,441
Due from distributor for fee waivers...............................       52,864
                                                                    ------------
  Total assets.....................................................  320,853,720
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      902,299
  Investments purchased............................................   12,842,435
  Investment advisory and management fees..........................      212,339
  Distribution and service maintenance fees........................      153,724
  Administration fees..............................................       99,924
  Transfer agent fees and expenses.................................       77,311
  Directors' fees and expenses.....................................       42,117
  Other accrued expenses...........................................      164,809
Dividends payable..................................................      435,962
Commitments (Note 11)..............................................           --
                                                                    ------------
  Total liabilities................................................   14,930,920
                                                                    ------------
   Net assets...................................................... $305,922,800
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value....................................... $    361,842
Additional paid-in capital.........................................  373,619,877
                                                                    ------------
                                                                     373,981,719
Accumulated undistributed net investment income (loss).............      (35,960)
Accumulated undistributed net realized gain (loss) on investments..  (33,467,645)
Unrealized appreciation (depreciation) on investments..............  (34,555,314)
                                                                    ------------
  Net assets....................................................... $305,922,800
                                                                    ============

        *COST
          Long-term investment securities (unaffiliated).. $331,334,428
                                                           ============
          Short-term investment securities (unaffiliated). $  8,361,208
                                                           ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2008 -- (unaudited) (continued)

  Class A:
  Net assets.................................................... $ 79,867,018
  Shares outstanding............................................    9,444,017
  Net asset value and redemption price per share................ $       8.46
  Maximum sales charge (3.75% of offering price)................         0.33
                                                                 ------------
  Maximum offering price to public.............................. $       8.79
                                                                 ============
  Class B:
  Net assets.................................................... $ 15,217,779
  Shares outstanding............................................    1,801,541
  Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charges). $       8.45
                                                                 ============
  Class C:
  Net assets.................................................... $197,095,828
  Shares outstanding............................................   23,313,114
  Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charges). $       8.45
                                                                 ============
  Class D:
  Net assets.................................................... $  8,342,895
  Shares outstanding............................................      986,927
  Net asset value, offering and redemption price per share...... $       8.45
                                                                 ============
  Class Q:
  Net assets.................................................... $  5,399,280
  Shares outstanding............................................      638,594
  Net asset value, offering and redemption price per share...... $       8.45
                                                                 ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2008 -- (unaudited)

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 10,569,160
Dividends (unaffiliated)..........................................................       56,285
Facility and other fee income (Note 2)............................................      769,790
                                                                                   ------------
   Total investment income........................................................   11,395,235
                                                                                   ------------
EXPENSES:
Investment advisory and management fees...........................................    1,293,976
Administration fees...............................................................      608,930
Distribution and service maintenance fees:
  Class A.........................................................................      133,260
  Class B.........................................................................       61,559
  Class C.........................................................................      743,864
  Class Q.........................................................................        5,851
Transfer agent fees and expenses:
  Class A.........................................................................       83,763
  Class B.........................................................................       21,586
  Class C.........................................................................      233,408
  Class D.........................................................................        9,797
  Class Q.........................................................................        6,319
Registration fees:
  Class A.........................................................................       23,660
  Class B.........................................................................        5,451
  Class C.........................................................................       12,740
  Class D.........................................................................           --
  Class Q.........................................................................           --
Accounting service fees...........................................................       29,900
Custodian and accounting fees.....................................................       52,078
Reports to shareholders...........................................................       34,833
Audit and tax fees................................................................       42,588
Legal fees........................................................................       16,648
Directors' fees and expenses......................................................       29,368
Interest expense..................................................................       18,166
Other expenses....................................................................       41,253
                                                                                   ------------
   Total expenses before fee waivers, expense reimbursements and custody credits..    3,508,998
   Fees waived and expenses reimbursed by investment adviser and distributor......     (988,237)
   Custody credits earned on cash balances........................................          (78)
                                                                                   ------------
   Net expenses...................................................................    2,520,683
                                                                                   ------------
Net investment income (loss)......................................................    8,874,552
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................   (6,269,162)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  (11,317,749)
                                                                                   ------------
Net realized and unrealized gain (loss) on investments............................  (17,586,911)
                                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ (8,712,359)
                                                                                   ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the
                                                                        six months
                                                                           ended     For the year
                                                                         June 30,       ended
                                                                           2008      December 31,
                                                                        (unaudited)      2007
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......................................... $  8,874,552  $ 20,860,330
 Net realized gain (loss) on investments (unaffiliated)...............   (6,269,162)      193,887
 Net unrealized gain (loss) on investments (unaffiliated).............  (11,317,749)  (22,534,602)
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   (8,712,359)   (1,480,385)
                                                                       ------------  ------------

Distributions To Shareholders From:
 Net investment income (Class A)......................................   (2,289,282)   (4,228,420)
 Net investment income (Class B)......................................     (472,769)   (1,423,645)
 Net investment income (Class C)......................................   (5,699,052)  (14,137,627)
 Net investment income (Class D)......................................     (276,727)     (883,440)
 Net investment income (Class Q)......................................     (139,399)     (180,690)
                                                                       ------------  ------------
Total distributions to shareholders...................................   (8,877,229)  (20,853,822)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3)................................................  (35,781,114)  148,026,767
                                                                       ------------  ------------
Total increase (decrease) in net assets...............................  (53,370,702)  125,692,560
NET ASSETS:
Beginning of period...................................................  359,293,502   233,600,942
                                                                       ------------  ------------
End of period+........................................................ $305,922,800  $359,293,502
                                                                       ============  ============

--------
+ Includes accumulated undistributed net investment income (loss)..... $    (35,960) $    (33,283)
                                                                       ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the six months ended June 30, 2008 -- (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net decrease in net assets from operations...................... $  (8,712,359)

Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of loans..............................................   (51,771,708)
 Proceeds from loans sold.......................................    77,044,389
 Loan principal paydowns........................................    15,084,107
 Net purchases of short-term securities.........................    (8,361,208)
 Accretion of facility fee income...............................      (115,172)
 Decrease in receivable for dividends and interest..............     1,387,381
 Increase in receivable for investments sold....................    (6,082,620)
 Decrease in amount due from investment adviser for expense
   reimbursements/fee waivers...................................         6,204
 Decrease in amount due from distributor for fee waivers........        14,310
 Decrease in prepaid expenses and other assets..................            --
 Increase in payable for investments purchased..................    12,829,957
 Decrease in payable for investment advisory and management fees       (53,192)
 Decrease in payable for distribution and service maintenance
   fees.........................................................       (40,301)
 Decrease in payable for administration fees....................       (25,032)
 Decrease in other accrued expenses.............................    (2,946,439)
 Unrealized depreciation on investments.........................    11,317,749
 Net realized loss from investments.............................     6,269,162
                                                                 -------------
Net cash provided by operating activities....................... $  45,845,228
                                                                 -------------
Cash flows from financing activities:
Proceeds from shares sold.......................................    63,582,548
Payment on shares redeemed......................................  (105,499,896)
Cash dividends paid.............................................    (3,908,160)
Decrease in due to custodian....................................       (18,470)
                                                                 -------------
Net cash used by financing activities........................... $ (45,843,978)
                                                                 -------------
Net increase in cash............................................         1,250
Cash balance at beginning of period.............................            --
                                                                 -------------
Cash balance at end of period................................... $       1,250
                                                                 =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $5,248,050.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                                                                   Class A+
                                                                       ------------------------------
                                                                         For the              For the
                                                                       six months           period from
                                                                          ended      Year    10/04/06*
                                                                        06/30/08    ended     through
                                                                       (unaudited) 12/31/07  12/31/06
                                                                       ----------- -------- -----------
Net Asset Value, Beginning of Period..................................   $  8.88   $  9.40    $  9.39
Investment Operations:
Net investment income (loss)@.........................................      0.25      0.56       0.38
Net realized and unrealized gain (loss) on investments................     (0.42)    (0.48)     (0.22)
                                                                         -------   -------    -------
 Total from investment operations.....................................     (0.17)     0.08       0.16
                                                                         -------   -------    -------
Distributions:
Dividends from net investment income..................................     (0.25)    (0.60)     (0.15)
                                                                         -------   -------    -------
Net Asset Value, End of Period........................................   $  8.46   $  8.88    $  9.40
                                                                         -------   -------    -------
Total Return(1).......................................................     (1.83)%    0.84%      1.75%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................   $79,867   $89,077    $14,165
Ratio of net expenses to average net assets...........................      1.45%#    1.45%      1.45%#
Ratio of net investment income to average net assets..................      6.01%#    6.58%      6.78%#
Portfolio turnover rate...............................................        17%       91%        61%
Expense ratio before waiver of fees and reimbursement of expenses.....      2.06%#    2.04%      3.26%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................      5.41%#    5.99%      4.97%#

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.
*   Inception date of class
@   Calculated based upon average shares outstanding.
#   Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                         Class B
                                                                                 -----------------------------------------------
                                                                                   For the
                                                                                 six months
                                                                                    ended      Year     Year     Year     Year
                                                                                  06/30/08    ended    ended    ended    ended
                                                                                 (unaudited) 12/31/07 12/31/06 12/31/05 12/31/04
                                                                                 ----------- -------- -------- -------- --------
Net Asset Value, Beginning of Period............................................   $  8.87   $  9.40  $  9.39  $  9.41  $  9.33
Investment Operations:
Net investment income (loss)@...................................................      0.25      0.58     0.59     0.41     0.29
Net realized and unrealized gain (loss) on investments..........................     (0.43)    (0.53)    0.01    (0.02)    0.08
                                                                                   -------   -------  -------  -------  -------
  Total from investment operations..............................................     (0.18)     0.05     0.60     0.39     0.37
                                                                                   -------   -------  -------  -------  -------
Distributions:
Dividends from net investment income............................................     (0.24)    (0.58)   (0.59)   (0.41)   (0.29)
                                                                                   -------   -------  -------  -------  -------
Net Asset Value, End of Period..................................................   $  8.45   $  8.87  $  9.40  $  9.39  $  9.41
                                                                                   -------   -------  -------  -------  -------
Total Return(1).................................................................     (1.98)%    0.43%    6.55%    4.24%    3.97%
Ratios/Supplemental Data
Net assets, end of period ($000's)..............................................   $15,218   $19,203  $25,885  $25,181  $27,530
Ratio of net expenses to average net assets.....................................      1.75%#    1.75%    1.75%    1.75%    1.75%
Ratio of net investment income to average net assets............................      5.76%#    6.22%    6.25%    4.36%    3.04%
Portfolio turnover rate.........................................................        17%       91%      61%      57%      24%
Expense ratio before waiver of fees and reimbursement of expenses...............      2.50%#    2.46%    2.45%    2.38%    2.38%
Net investment income ratio before waiver of fees and reimbursement of expenses.      5.00%#    5.51%    5.55%    3.73%    2.41%

                                                                                 --------


                                                                                   Year
                                                                                  ended
                                                                                 12/31/03
                                                                                 --------
Net Asset Value, Beginning of Period............................................ $  8.78
Investment Operations:
Net investment income (loss)@...................................................    0.40
Net realized and unrealized gain (loss) on investments..........................    0.54
                                                                                 -------
  Total from investment operations..............................................    0.94
                                                                                 -------
Distributions:
Dividends from net investment income............................................   (0.39)
                                                                                 -------
Net Asset Value, End of Period.................................................. $  9.33
                                                                                 -------
Total Return(1).................................................................   10.95%
Ratios/Supplemental Data
Net assets, end of period ($000's).............................................. $26,565
Ratio of net expenses to average net assets.....................................    1.54%
Ratio of net investment income to average net assets............................    4.35%
Portfolio turnover rate.........................................................      75%
Expense ratio before waiver of fees and reimbursement of expenses...............    2.57%
Net investment income ratio before waiver of fees and reimbursement of expenses.    3.33%

--------
@   Calculated based upon average shares outstanding.
#   Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                  Class C
                                                                       ---------------------------------------------------
                                                                         For the
                                                                       six months
                                                                          ended      Year      Year      Year      Year
                                                                        06/30/08    ended     ended     ended     ended
                                                                       (unaudited) 12/31/07  12/31/06  12/31/05  12/31/04
                                                                       ----------- --------  --------  --------  --------
Net Asset Value, Beginning of Period..................................  $   8.87   $   9.40  $   9.39  $   9.41  $   9.33
Investment Operations:
Net investment income (loss)@.........................................      0.24       0.57      0.59      0.42      0.28
Net realized and unrealized gain (loss) on investments................     (0.42)     (0.52)     0.01     (0.03)     0.09
                                                                        --------   --------  --------  --------  --------
 Total from investment operations.....................................     (0.18)      0.05      0.60      0.39      0.37
                                                                        --------   --------  --------  --------  --------
Distributions:
Dividends from net investment income..................................     (0.24)     (0.58)    (0.59)    (0.41)    (0.29)
                                                                        --------   --------  --------  --------  --------
Net Asset Value, End of Period........................................  $   8.45   $   8.87  $   9.40  $   9.39  $   9.41
                                                                        --------   --------  --------  --------  --------
Total Return(1).......................................................     (1.98)%     0.43%     6.54%     4.24%     3.97%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................  $197,096   $235,957  $176,743  $154,584  $174,583
Ratio of net expenses to average net assets...........................      1.75%#     1.75%     1.75%     1.75%     1.75%
Ratio of net investment income to average net assets..................      5.74%#     6.24%     6.26%     4.36%     3.06%
Portfolio turnover rate...............................................        17%        91%       61%       57%       24%
Expense ratio before waiver of fees and reimbursement of expenses.....      2.42%#     2.40%     2.39%     2.32%     2.35%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................      5.07%#     5.59%     5.62%     3.79%     2.46%

                                                                       ---------


                                                                         Year
                                                                        ended
                                                                       12/31/03
                                                                       --------
Net Asset Value, Beginning of Period.................................. $   8.78
Investment Operations:
Net investment income (loss)@.........................................     0.38
Net realized and unrealized gain (loss) on investments................     0.56
                                                                       --------
 Total from investment operations.....................................     0.94
                                                                       --------
Distributions:
Dividends from net investment income..................................    (0.39)
                                                                       --------
Net Asset Value, End of Period........................................ $   9.33
                                                                       --------
Total Return(1).......................................................    10.92%
Ratios/Supplemental Data
Net assets, end of period ($000's).................................... $103,726
Ratio of net expenses to average net assets...........................     1.59%
Ratio of net investment income to average net assets..................     4.22%
Portfolio turnover rate...............................................       75%
Expense ratio before waiver of fees and reimbursement of expenses.....     2.51%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................     3.31%

--------
@   Calculated based upon average shares outstanding.
#   Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 Class D
                                         -------------------------------------------------------
                                           For the
                                         six months
                                            ended      Year     Year     Year     Year     Year
                                          06/30/08    ended    ended    ended    ended    ended
                                         (unaudited) 12/31/07 12/31/06 12/31/05 12/31/04 12/31/03
                                         ----------- -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period....   $ 8.87    $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
Investment Operations:
Net investment income (loss)@...........     0.26       0.63     0.66     0.47     0.33     0.43
Net realized and unrealized gain (loss)
 on investments.........................    (0.42)     (0.54)   (0.01)   (0.03)    0.08     0.54
                                           ------    -------  -------  -------  -------  -------
 Total from investment operations.......    (0.16)      0.09     0.65     0.44     0.41     0.97
                                           ------    -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....    (0.26)     (0.62)   (0.64)   (0.46)   (0.33)   (0.42)
                                           ------    -------  -------  -------  -------  -------
Net Asset Value, End of Period..........   $ 8.45    $  8.87  $  9.40  $  9.39  $  9.41  $  9.33
                                           ------    -------  -------  -------  -------  -------
Total Return(1).........................    (1.74)%     0.93%    7.08%    4.76%    4.49%   11.28%
Ratios/Supplemental Data
Net assets, end of period ($000's)......   $8,343    $10,428  $16,034  $23,148  $27,630  $13,369
Ratio of net expenses to average net
 assets.................................     1.25%#     1.25%    1.25%    1.25%    1.25%    1.25%
Ratio of net investment income to
 average net assets.....................     6.25%#     6.71%    6.71%    4.86%    3.60%    4.63%
Portfolio turnover rate.................       17%        91%      61%      57%      24%      75%
Expense ratio before waiver of fees and
 reimbursement of expenses..............     1.65%#     1.65%    1.72%    1.60%    1.62%    1.86%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................     5.85%#     6.31%    6.24%    4.51%    3.23%    4.02%

--------
@   Calculated based upon average shares outstanding.
#   Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                                           Class Q(2)
                                                                       -----------------------------------------------
                                                                         For the                                For the
                                                                       six months                             period from
                                                                          ended      Year     Year     Year    4/28/04*
                                                                        06/30/08    ended    ended    ended     through
                                                                       (unaudited) 12/31/07 12/31/06 12/31/05  12/31/04
                                                                       ----------- -------- -------- -------- -----------
Net Asset Value, Beginning of Period..................................   $ 8.88     $ 9.40   $ 9.39   $ 9.41    $ 9.42
Investment Operations:
Net investment income (loss)@.........................................     0.24       0.55     0.59     0.43      0.22
Net realized and unrealized gain (loss) on investments................    (0.42)     (0.47)    0.04    (0.01)    (0.01)
                                                                         ------     ------   ------   ------    ------
 Total from investment operations.....................................    (0.18)      0.08     0.63     0.42      0.21
                                                                         ------     ------   ------   ------    ------
Distributions:
Dividends from net investment income..................................    (0.25)     (0.60)   (0.62)   (0.44)    (0.22)
                                                                         ------     ------   ------   ------    ------
Net Asset Value, End of Period........................................   $ 8.45     $ 8.88     9.40   $ 9.39    $ 9.41
                                                                         ------     ------   ------   ------    ------
Total Return(1).......................................................    (1.95)%     0.85%    6.86%    4.55%     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................   $5,399     $4,628   $  773   $  401    $  224
Ratio of net expenses to average net assets...........................     1.45%#     1.45%    1.45%    1.45%     1.45%#
Ratio of net investment income to average net assets..................     5.96%#     6.58%    6.57%    4.74%     3.44%#
Portfolio turnover rate...............................................       17%        91%      61%      57%       24%
Expense ratio before waiver of fees and reimbursement of expenses.....     1.94%#     2.13%    4.06%    4.32%     9.31%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................     5.46%#     5.90%    3.97%    1.87%    (4.42)%#

--------
*   Inception date of class
@   Calculated based upon average shares outstanding.
#   Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(2) Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- June 30, 2008 -- (unaudited)

Industry Allocation*

Broadcasting & Entertainment . . . . . . . . . . . . . . . . . . . ................... 10.3%
Printing and Publishing . . . . . . . . . . . . . . . . . . . . . . . . . ............  7.8
Finance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ....  7.6
Leisure, Amusement, Entertainment . . . . . . . . . . . . . . . ......................  7.1
Retail Stores . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ......  6.9
Utilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..  5.3
Chemicals, Plastics and Rubber . . . . . . . . . . . . . . . . . . ...................  5.1
Healthcare, Education and Childcare . . . . . . . . . . . . . . . ....................  4.9
Oil and Gas . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ......  4.3
Telecommunications . . . . . . . . . . . . . . . . . . . . . . . . . . . .............  4.3
Buildings & Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . ............  4.1
Hotels, Motels, Inns and Gaming . . . . . . . . . . . . . . . . . ....................  4.1
Electronics . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ......  3.5
Cargo Transport . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..........  3.3
Diversified/Conglomerate Manufacturing . . . . . . . . . . . .........................  2.9
Beverage, Food & Tobacco . . . . . . . . . . . . . . . . . . . . . . .................  2.8
Registered Investment Companies.......................................................  2.7
Automobile . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .......  2.6
Personal, Goods and Misc. Services . . . . . . . . . . . . . . . .....................  1.6
Home and Office Furnishings, Housewares and Durables..................................  1.4
Personal Transportation . . . . . . . . . . . . . . . . . . . . . . . . ..............  1.3
Personal and Nondurable Consumer Products . . . . . . . ..............................  1.3
Containers, Packaging and Glass . . . . . . . . . . . . . . . . . ....................  1.0
Machinery . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ......  1.0
Mining, Steel, Iron and Nonprecious Metals . . . . . . . . . .........................  0.8
Diversified/Conglomerate Service . . . . . . . . . . . . . . . . . ...................  0.7
Aerospace/Defense . . . . . . . . . . . . . . . . . . . . . . . . . . . . ............  0.7
Textiles and Leather . . . . . . . . . . . . . . . . . . . . . . . . . . . ...........  0.3
                                                                                       ----
                                                                                       99.7%
                                                                                       ====

Credit Quality+#
BBB- . . . ..........................................................................   0.3%
BB+ . . . . .........................................................................   4.3
BB . . . . . ........................................................................  11.9
BB- . . . . .........................................................................  23.4
B+ . . . . . ........................................................................  25.0
B . . . . . . .......................................................................  20.0
B- . . . . . ........................................................................   5.6
CCC+ . . . ..........................................................................   5.2
CCC . . . . .........................................................................   0.7
CC . . . . . ........................................................................   0.4
D....................................................................................   0.1
Not Rated@...........................................................................   3.1
                                                                                      -----
                                                                                      100.0%
                                                                                      =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited)

                                                  Ratings/(1)/
                                                  ------------
                                                                Interest  Maturity  Principal    Value
         Industry Description             Type    Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
----------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 96.4%
Aerospace/Defense -- 0.7%
  Axle Tech International.............. BTL-B      Ba3    BB-  4.45-4.70% 10/21/12  $  196,429 $   187,588
  McKechnie Aerospace De, Inc.@........ 2nd Lien   Ba3    CCC+    7.49    05/11/15   1,500,000   1,243,799
  Wesco International.................. 2nd Lien   Caa1    B      8.56    03/28/14     500,000     490,312
                                                                                               -----------
                                                                                                 1,921,699
                                                                                               -----------
Automobile -- 2.6%
  Allison Transmission, Inc............ BTL-B       B1    BB-  5.23-5.47  08/07/14   1,994,975   1,785,502
  FleetPride Corp...................... BTL-B      Ba3    BB-  5.20-5.38  06/06/13     226,563     206,171
  KAR Holdings, Inc.................... BTL        Ba3     B+     5.06    10/20/13   2,972,481   2,695,669
  Key Safety Systems, Inc.............. 1st Lien    B1     B+  4.74-5.07  03/08/14   1,481,250   1,307,203
  Ozburn-Hessey Holding Co. LLC........ BTL         B1     B   5.88-6.33  08/30/12     507,722     454,412
  United Components, Inc............... Tranche D  Ba3    BB-  4.58-4.72  06/30/12     416,465     399,806
  Visteon Corp......................... BTL-B      Ba3    BB-     7.19    12/13/13   1,000,000     810,938
                                                                                               -----------
                                                                                                 7,659,701
                                                                                               -----------
Beverage, Food & Tobacco -- 2.8%
  Aramark Corp......................... BTL        Ba3     BB     4.68    01/26/14   1,537,275   1,453,598
  Aramark Corp......................... LOC        Ba3     BB     5.03    01/26/14      97,663      92,347
  B&G Foods, Inc....................... BTL-B      Ba2    BB-     4.65    02/26/13     565,217     544,022
  Best Brands Corp..................... BTL-C      Caa3    CC    18.00    06/30/13   1,499,740   1,327,270
  Birds Eye Foods, Inc................. BTL        Ba3     B+     4.56    03/22/13     854,167     820,000
  Dean Foods Co........................ BTL-B       B1     BB  3.99-4.31  04/02/14     987,500     936,336
  Dole Food Co., Inc................... BTL-B      Ba3     B+  4.75-6.00  04/12/13     204,593     190,623
  Dole Food Co., Inc................... BTL-C      Ba3     B+  4.75-6.00  04/12/13     681,977     635,411
  Dole Food Co., Inc................... CLD        Ba3     B+     4.71    04/12/13      93,023      86,672
  Fresh Start Bakeries, Inc.@.......... 2nd Lien   Caa1   CCC+    8.44    03/29/14     250,000     217,500
  NPC International, Inc............... BTL        Ba3     B   4.23-4.62  05/03/13   1,572,024   1,454,123
  Pinnacle Foods Group, Inc............ BTL-B       B2     B   5.20-5.56  04/02/14     990,000     925,403
                                                                                               -----------
                                                                                                 8,683,305
                                                                                               -----------
Broadcasting & Entertainment -- 10.3%
  Century -- TCI California LP+#@(5)... Revolver    NR     NR     5.00    12/31/07      10,000       9,900
  Cequel Communications LLC............ 2nd Lien    B1    BB-  4.69-6.00  11/05/13   1,975,000   1,856,006
  Charter Communications Operating LLC. BTL         B1     B+     4.90    03/06/14   3,980,000   3,503,757
  Citadel Broadcasting Co.............. BTL-B      Ba3    BB-  4.12-4.44  05/31/14   6,000,000   5,212,500
  Cumulus Media, Inc................... BTL         B1     B   4.22-4.23  06/07/14   1,937,361   1,726,673
  Gray Television, Inc................. BTL-B       B2     B      4.19    11/15/14     924,906     832,415
  Haights Cross Operating Co........... BTL         B2     B-     7.18    08/20/08   1,426,363   1,386,282
  HIT Entertainment, Ltd.@............. 2nd Lien    B3     B-     8.29    02/26/13   1,000,000     835,000
  Insight Midwest Holdings LLC......... BTL-B       B1     B+     4.69    04/06/14   2,025,000   1,951,600
  Intelsat Zeus, Ltd................... BTL         B1    BB-     5.93    07/03/13     970,225     946,576
  Local TV LLC......................... BTL-B      Ba3     B+  4.80-4.87  05/07/13     851,673     743,085
  Mission Broadcasting, Inc............ BTL-B      Ba2    BB-     4.55    10/01/12   1,182,752   1,105,873
  Nexstar Broadcasting, Inc............ BTL-B      Ba2    BB-     4.65    08/14/12   1,119,475   1,046,709
  NextMedia Operating, Inc............. 2nd Lien   Caa2   CCC     9.48    11/15/13     500,000     403,750
  PanAmSat Corp........................ BTL-A3      B1    BB-     5.18    07/06/12     115,741     111,883
  PanAmSat Corp........................ BTL-B2A     B1    BB-     5.18    01/03/14   1,410,913   1,343,894
  PanAmSat Corp........................ BTL-B2B     B1    BB-     5.18    01/03/14   1,410,488   1,343,490
  PanAmSat Corp........................ BTL-B2C     B1    BB-     5.18    01/03/14   1,410,488   1,343,490
  Spanish Broadcasting Systems, Inc.... 1st Lien    B3     B+     4.56    06/10/12     967,500     783,675
  Univision Communications, Inc........ BTL-B      Ba3     B   4.73-5.15  09/15/14   4,000,000   3,302,500
  WideOpenWest Finance LLC............. BTL         B2     B-  5.14-5.40  06/22/14   1,000,000     877,500
  Young Broadcasting, Inc.............. BTL         B1     B   5.00-5.25  11/03/12     970,000     882,700
                                                                                               -----------
                                                                                                31,549,258
                                                                                               -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                           Ratings/(1)/
                                                           ------------
                                                                         Interest  Maturity  Principal    Value
          Industry Description                  Type       Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
-------------------------------------------------------------------------------------------------------------------
Buildings & Real Estate -- 4.1%
  Brand Services, Inc..................... BTL               B1     B   5.06-5.19% 02/07/14  $1,971,244 $ 1,813,544
  Brand Services, Inc..................... BTL-B2            B1     B   6.06-6.19  02/07/14     990,600     941,070
  Brickman Group Holdings, Inc............ BTL-B             B2     B      4.80    01/23/14   1,975,000   1,836,750
  Building Materials Holding Corp......... Junior 2nd Lien  Caa2    BB     8.31    09/15/14   1,000,000     800,833
  Building Materials Holding Corp......... BTL               B3     B+     5.69    02/22/14     985,093     879,688
  LandSource Communities Development LLC.. 1st Lien         Ba2    BB+     6.75    02/27/13     867,571     643,358
  LandSource Communities Development LLC@. 2nd Lien          B2     BB    10.55    02/27/14     500,000      93,750
  North Las Vegas......................... 1st Lien          B3     B+     6.48    05/01/11     223,646     171,089
  North Las Vegas@........................ 2nd Lien         Caa3   CCC+   10.73    05/01/12     250,000      75,000
  PGT Industries, Inc..................... BTL-A2           Caa1    B-     5.48    02/14/12     439,024     386,341
  Realogy Corp............................ CLTL             Ba3    BB-     5.55    10/10/14     735,000     627,375
  Realogy Corp............................ BTL              Ba3    BB-     5.48    04/05/14   2,730,000   2,330,249
  Tensar Earth Technologies............... BTL-B            Ba3     B+     6.40    10/31/12     942,305     876,344
  ValleyCrest Cos......................... 1st Lien          B1     B+     4.68    10/08/13   1,045,663     941,096
  Yellowstone Club........................ 2nd Lien          B1     B      4.86    09/30/10     204,667     170,555
                                                                                                        -----------
                                                                                                         12,587,042
                                                                                                        -----------
Cargo Transport -- 3.3%
  Cardinal Logistics Management, Inc.@.... 2nd Lien          NR     NR     8.48    03/23/14   1,000,000     855,000
  Dockwise Transport BV................... BTL-B             B1     B      5.18    04/01/15     500,000     473,750
  Dockwise Transport BV................... BTL-B2            B1     B      5.07    04/01/15     244,379     231,549
  Dockwise Transport BV................... BTL-C             B1     B      5.68    04/01/16     244,379     231,549
  Dockwise Transport BV................... BTL-C2            B1     B      5.68    04/01/16     500,000     473,750
  Dockwise Transport BV................... BTL-D             B1     B      7.30    07/12/16     500,000     440,834
  Dockwise Transport BV................... BTL-D2            B1     B      7.30    07/12/16   1,000,000     881,667
  Greatwide Logistics Services, Inc.(11).. 2nd Lien         Caa2   CCC     9.31    06/19/14   1,000,000     675,000
  Hertz Corp.............................. Tranche B        Ba1    BB+  4.23-4.24  12/21/12     344,566     326,907
  RailAmerica, Inc........................ BTL-B             B2     B      4.93    08/14/09   1,000,000     987,500
  RailAmerica, Inc........................ CND TL            B2     B      6.79    06/18/09      60,800      60,040
  RailAmerica, Inc........................ BTL-B             B2     B      6.79    06/18/09     939,200     927,460
  Swift Transportation Co., Inc........... BTL-B             B1     B+     6.13    05/10/14   4,418,605   3,562,500
                                                                                                        -----------
                                                                                                         10,127,506
                                                                                                        -----------
Chemicals, Plastics & Rubber -- 5.1%
  AZ Chemicals, Inc....................... 1st Lien          B1    BB-  4.64-6.00  02/28/13     938,667     811,947
  Brenntag AG............................. BTL               B1     B+     5.79    01/20/14      49,091      46,145
  Brenntag AG............................. BTL-B2            B1     B+     5.79    01/20/14     200,909     188,855
  Celanese AG............................. BTL-B            Ba2    BB+     4.19    04/02/14   2,475,000   2,359,370
  Cognis GmbH............................. STFA              B1     B      4.81    09/15/13   1,000,000     916,250
  Cristal Inorganic Chemicals US, Inc..... 1st Lien         Ba3     B+     5.30    05/15/14     995,000     863,163
  Hexion Specialty Chemicals, Inc......... BTL-C1           Ba3     B+     4.94    05/05/13     807,162     728,463
  Hexion Specialty Chemicals, Inc......... BTL-C2           Ba3     B+     5.06    05/05/13     174,892     157,840
  Huntsman International LLC.............. BTL-B            Ba1    BB+     4.23    04/19/14   2,878,049   2,676,585
  Ineos US Finance LLC.................... BTL-B            Ba3    BB-     4.88    12/16/13     713,619     646,717
  Ineos US Finance LLC.................... BTL-C            Ba3    BB-     5.38    12/16/14     713,423     646,539
  ISP Chemco, Inc......................... BTL-B            Ba3    BB-  4.00-4.25  06/04/14   1,485,000   1,407,038
  Kraton Polymers LLC..................... BTL-B             B1     B-     4.75    05/12/13     374,246     354,598
  Lyondell Chemical Co.................... BTL-B2           Ba2     BB     7.00    05/28/15   1,097,250     960,094
  Lyondell Chemical Co.................... BTL-B3           Ba2     BB     6.53    05/28/15     997,500     868,448
  Momentive Performance................... BTL              Ba3    BB-     4.75    12/04/13     976,959     897,825
  Wellman, Inc.(5)(11).................... 2nd Lien          NR     D      9.99    02/01/10   1,000,000     261,667
  Yankee Candle Co........................ BTL-B            Ba3    BB-  4.49-4.81  02/06/14     923,269     843,349
                                                                                                        -----------
                                                                                                         15,634,893
                                                                                                        -----------
Containers, Packaging & Glass -- 1.0%
  Graham Packaging Co. LP................. BTL-B             B1     B+  4.88-5.06  10/07/11   2,962,500   2,851,406
  MMGS Packaging Acquisition@............. 2nd Lien         Caa2   CCC     8.31    03/10/14     500,000     162,500
                                                                                                        -----------
                                                                                                          3,013,906
                                                                                                        -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                             Ratings/(1)/
                                                             ------------
                                                                           Interest  Maturity  Principal    Value
             Industry Description                   Type     Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 2.9%
  Accuride Corp................................ BTL-B         Ba3    BB-  6.00-6.19% 01/31/12  $1,071,364 $ 1,030,295
  Cinram International, Inc.................... BTL-B          B1     B+     4.78    05/05/11     984,925     797,789
  Culligan International Co.................... BTL-B          B2     B   4.73-5.05  11/24/12     987,500     730,750
  Maxim Crane Works LP......................... BTL-B          B1     B+     4.45    06/29/14     991,618     988,519
  Oshkosh Truck Corp........................... BTL-B         Ba3    BBB- 4.20-4.43  12/06/13     977,500     920,479
  RGIS LLC..................................... Delayed Draw  Ba3     B-     5.30    05/01/14      47,143      41,211
  RGIS LLC..................................... BTL-B         Ba3     B-  5.30-5.40  04/27/14     942,857     824,215
  Veyance Technologies, Inc.................... 1st Lien       B1     B+     5.40    07/02/14   2,605,313   2,354,551
  Veyance Technologies, Inc.................... Delayed Draw   B1     B+     4.99    07/02/14     373,125     337,212
  X-Rite, Inc.................................. 1st Lien       B3     B-     9.50    10/29/12     992,500     873,400
                                                                                                          -----------
                                                                                                            8,898,421
                                                                                                          -----------
Diversified/Conglomerate Service -- 0.7%
  Bridge Information Systems, Inc.+#@(5)(6).... BTL-B         Caa1    D      8.00    05/29/05     397,353           0
  NES Rentals Holdings......................... 2nd Lien      Caa1    B      9.63    07/20/13   2,157,140   1,660,998
  Protection One, Inc.......................... BTL           Ba2     BB  4.64-4.74  04/18/11     455,971     419,493
                                                                                                          -----------
                                                                                                            2,080,491
                                                                                                          -----------
Electronics -- 2.9%
  Affiliated Computer Services................. FSRI          Ba2     BB  4.45-4.48  03/20/13     980,000     951,365
  Aspect Software, Inc......................... Tranche A-1   Ba3    BB-     5.81    07/11/11     418,836     410,459
  Infor Global Solutions....................... Delayed Draw   B1     B-     6.55    07/28/12     336,857     288,013
  Infor Global Solutions....................... BTL            B1     B+     6.55    07/28/12     645,643     552,025
  Itron, Inc................................... BTL           Ba3     B+     4.49    04/18/14     625,961     609,138
  Radio Systems, Inc........................... BTL-B          B2     B+     5.23    10/05/13     471,505     458,539
  Reynolds & Reynolds Co....................... 1st Lien      Ba2     BB     4.80    10/26/12     893,476     852,711
  Reynolds & Reynolds Co....................... 2nd Lien       B3     B      8.30    10/26/13     250,000     240,625
  Sensata Technologies BV...................... BTL-B         Ba3     BB     4.66    04/30/13   1,969,849   1,830,319
  SunGard Data Systems, Inc.................... BTL-B         Ba3     BB     4.51    02/28/14   2,880,951   2,734,743
                                                                                                          -----------
                                                                                                            8,927,937
                                                                                                          -----------
Finance -- 7.6%
  Alliant Holdings............................. BTL-B          B2     B      5.80    11/01/14     992,500     937,913
  Amwins Group, Inc............................ 1st Lien       B2     B-  4.98-5.15  06/08/13   1,980,000   1,663,200
  Bankruptcy Management Solutions.............. 2nd Lien      Caa1   CCC     8.73    07/31/13     245,625     185,447
  Chrysler Financial Services LLC.............. BTL-B          B1    BB-     6.78    08/03/12     992,500     822,038
  First Data Corp.............................. BTL-B1        Ba3    BB-  5.23-5.55  09/24/14   1,985,000   1,827,193
  First Data Corp.............................. BTL-B3        Ba3    BB-     5.55    09/24/14     992,500     915,443
  Hub International Holdings, Inc.(8).......... BTL            B2     B+     5.30    06/13/14   2,426,471   2,259,651
  Hub International Holdings, Inc.(8).......... Delayed Draw   B2     B+     5.30    06/13/14     423,814     394,677
  iPayment, Inc................................ BTL-B          B1     B   4.46-4.80  05/08/13   1,938,218   1,700,786
  LPL Holdings, Inc............................ Tranche D      B1     B   4.48-4.80  06/29/14   1,984,925   1,885,678
  Metavante Corp............................... BTL-B         Ba2     BB     4.62    11/01/14   1,995,000   1,915,200
  National Processing Co. LLC.................. 1st Lien       B2     B+     5.70    09/29/12   1,423,865   1,217,405
  National Processing Co. LLC.................. 2nd Lien      Caa2   CCC+    9.20    09/29/14     500,000     392,500
  Neff Corp.................................... 2nd Lien      Caa1    B-     6.40    10/31/14     500,000     343,334
  NES Tanks.................................... 2nd Lien      Caa2    B      6.51    04/06/14     500,000     375,000
  Nielsen Finance LLC.......................... BTL-B         Ba3     B+     4.73    08/15/13     992,429     927,212
  Rental Service Corp.......................... 2nd Lien       B3     B-     6.23    11/30/13   2,295,841   1,958,639
  TransFirst Holdings, Inc..................... BTL-B          B2     B      5.56    06/15/14   2,974,962   2,662,591
  USI Holdings Corp............................ BTL-B          B2     B      5.56    05/04/14     992,481     923,008
                                                                                                          -----------
                                                                                                           23,306,915
                                                                                                          -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                                         Ratings/(1)/
                                                                         ------------
                                                                                       Interest  Maturity  Principal    Value
                  Industry Description                         Type      Moody's S&P     Rate    Date/(2)/  Amount     (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare, Education & Childcare -- 4.9%
  AMR/EmCare Holdings.................................... BTL             Ba1     BB  4.48-4.70% 02/10/12  $  637,184 $   623,644
  Biomet, Inc.(7)........................................ BTL-B            B1    BB-     5.80    03/25/15   1,985,000   1,948,746
  CHG Cos., Inc.......................................... 2nd Lien         B1     B      8.71    12/08/13   1,000,000     885,000
  Community Health Systems, Inc.(8)...................... BTL-B           Ba3     BB  4.73-4.90  07/15/14   1,756,137   1,657,776
  Gambro AB.............................................. BTL-B            B2     B-     5.22    06/05/14     430,973     381,411
  Gambro AB.............................................. BTL-C            B2     B-     5.72    06/05/15     430,973     379,256
  Health Management Associates........................... BTL-B           Ba3    BB-     4.55    02/28/14   2,829,409   2,637,009
  IASIS Healthcare Corp.................................. Delayed Draw    Ba2     B+     4.48    03/15/14     476,948     453,299
  IASIS Healthcare Corp.................................. LOC             Ba2     B+     6.63    03/15/14     127,186     120,880
  IASIS Healthcare Corp.................................. BTL             Ba2     B+     4.48    03/15/14   1,378,418   1,310,072
  PTS Pharmaceuticals.................................... BTL-B           Ba3    BB-     5.05    04/10/14   1,980,000   1,770,863
  Spectrum Labs.......................................... BTL-B            NR     NR     6.05    12/23/11     975,000     887,250
  Team Health, Inc....................................... BTL-B            B1    BB-  4.66-4.80  11/23/12     243,750     227,906
  Vanguard Health Systems, Inc........................... Tranche 1       Ba3     B+     5.05    09/25/11     965,545     934,165
  Warner Chilcott Corp................................... BTL-B           Ba3    BB-  4.48-4.80  01/18/12     656,579     640,575
  Warner Chilcott Corp................................... BTL-C           Ba3    BB-     4.80    01/18/12     255,664     249,433
                                                                                                                      -----------
                                                                                                                       15,107,285
                                                                                                                      -----------
Home & Office Furnishings, Housewares & Durables -- 1.4%
  Jarden Corp............................................ BTL-B1          Ba3    BB-     4.55    01/24/12   1,022,569     977,547
  Jarden Corp............................................ BTL-B2          Ba3    BB-     4.55    01/24/12     544,684     520,703
  National Bedding Co.................................... 1st Lien         B1     BB  4.48-6.00  02/28/14   1,425,067   1,151,928
  National Bedding Co.@.................................. 2nd Lien        Caa1    B      7.48    08/31/11   1,000,000     727,500
  Simmons Co............................................. BTL-C           Ba2    BB-  4.50-7.25  12/19/11     816,772     760,619
                                                                                                                      -----------
                                                                                                                        4,138,297
                                                                                                                      -----------
Hotels, Motels, Inns, & Gaming -- 4.1%
  CCM Merger, Inc........................................ BTL-B            B1    BB-  4.64-4.81  07/13/12     481,047     453,988
  Fairmont Hotels and Resorts............................ BTL-B            NR     NR     5.63    06/15/11     362,353     349,671
  Golden Nugget, Inc.(8)................................. 1st Lien         B1    BB-     4.49    06/08/14   1,272,727   1,164,545
  Green Valley Ranch Gaming LLC@......................... 2nd Lien        Caa1   CCC+    5.89    07/08/14   1,000,000     652,500
  Harrah's Operating Co., Inc............................ BTL-B1          Ba2     B   5.80-5.92  02/03/14     997,500     914,895
  Harrah's Operating Co., Inc............................ BTL-B2          Ba2     B   5.80-5.92  01/28/15     997,500     913,267
  Isle of Capri Casinos, Inc............................. BTL             Ba3    BB+     4.55    07/26/14   1,164,706   1,039,500
  Isle of Capri Casinos, Inc............................. Delayed Draw A  Ba3    BB+     4.55    07/26/14     351,176     313,425
  Isle of Capri Casinos, Inc............................. Delayed Draw B  Ba3    BB+     4.55    07/26/14     465,882     415,800
  Las Vegas Sands, Inc................................... BTL             Ba3     BB     4.45    05/23/14   2,970,000   2,712,394
  New World Gaming Partners, Ltd......................... Delayed Draw    Ba3    BB-     5.19    09/30/14     500,000     442,188
  New World Gaming Partners, Ltd......................... 1st Lien        Ba3    BB-     5.19    09/30/14   2,487,500   2,199,883
  Venetian Macau, Ltd.................................... BTL              B1    BB-     5.06    05/23/13     500,000     486,953
  Venetian Macau, Ltd.................................... BTL-B            B1    BB-     5.06    05/26/13     166,667     162,318
  Wembley, Inc.@......................................... 1st Lien        Caa1   CCC+ 6.71-7.19  08/18/12     243,243     164,189
  Wembley, Inc.@......................................... 2nd Lien         Ca     C   6.93-7.19  07/18/12     250,000      93,750
                                                                                                                      -----------
                                                                                                                       12,479,266
                                                                                                                      -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                               Ratings/(1)/
                                                               ------------
                                                                             Interest   Maturity  Principal    Value
              Industry Description                    Type     Moody's S&P     Rate     Date/(2)/  Amount     (Note 2)
------------------------------------------------------------------------------------------------------------------------
Leisure, Amusement, Entertainment -- 7.1%
  24 Hour Fitness Worldwide, Inc................. BTL-B         Ba3     B+  4.99-5.20%  06/08/12  $1,955,000 $ 1,847,475
  Audio Visual Services Group, Inc.@............. 2nd Lien       B3    CCC+    8.31     08/28/14   1,000,000     900,000
  Cedar Fair LP.................................. BTL           Ba3     BB     4.48     08/30/12   1,972,405   1,874,333
  Deluxe Entertainment Service Group, Inc........ CND TL         B1     B      5.05     05/14/13      73,787      66,409
  Deluxe Entertainment Service Group, Inc........ Tranche A      B1     B      4.95     05/11/13      39,370      35,433
  Deluxe Entertainment Service Group, Inc........ BTL-B          B1     B    4.90-5.15  05/11/13     776,606     698,946
  Fender Musical Instruments Corp................ Delayed Draw   B2     B+     5.06     06/06/14     333,333     308,333
  Fender Musical Instruments Corp................ BTL-B          B2     B+   4.70-5.17  06/06/14     661,667     612,042
  Formula One Holdings........................... BTL-B1         NR     NR     4.86     12/31/12   1,142,857   1,092,381
  Formula One Holdings........................... BTL-B2         NR     NR     4.86     12/31/12     785,714     751,012
  Formula One Holdings........................... BTL-D2         NR     NR     6.63     06/30/14   1,500,000   1,351,875
  Hicks Sports Group............................. BTL-B          B2    CCC+    5.31     12/22/10   3,000,000   2,640,000
  Metro-Goldwyn-Mayer Studios, Inc............... BTL-B         Ba3    CCC+    6.05     04/08/12   2,932,500   2,414,075
  Panavision, Inc.@.............................. 2nd Lien      Caa2   CCC+ 10.40-10.42 03/30/12     500,000     412,500
  Six Flags Theme Parks, Inc..................... BTL            B1     B    4.60-5.33  04/30/15   3,960,000   3,508,314
  WMG Acquisition Corp.(8)....................... BTL-B         Ba3    BB-   4.48-4.92  02/28/11   3,332,803   3,163,387
                                                                                                             -----------
                                                                                                              21,676,515
                                                                                                             -----------
Machinery -- 1.0%
  Generac Power Systems, Inc..................... 1st Lien       B1     B      5.18     11/06/13     479,538     402,512
  Generac Power Systems, Inc..................... 2nd Lien      Caa1   CCC+    8.63     05/07/14   1,000,000     717,500
  Gleason Corp................................... BTL-B         Ba3     B+   4.44-4.50  06/30/13     974,912     935,916
  NACCO Materials Handling Group, Inc............ BTL            NR     NR   4.48-6.00  03/21/13     984,925     886,432
                                                                                                             -----------
                                                                                                               2,942,360
                                                                                                             -----------
Mining, Steel, Iron & Nonprecious Metals -- 0.8%
  Aleris International, Inc...................... BTL            B2    BB-     4.56     12/19/13     985,000     855,308
  Algoma Steel, Inc.............................. BTL-B          B3    BB-     4.99     06/08/13     708,611     671,409
  Novelis, Inc................................... CND TL        Ba2     BB     4.81     06/28/14     309,375     296,098
  Novelis, Inc................................... BTL           Ba2     BB     4.81     06/28/14     680,625     651,415
  Walter Industries, Inc......................... BTL            B2     BB   5.48-5.80  10/03/12      77,584      75,451
                                                                                                             -----------
                                                                                                               2,549,681
                                                                                                             -----------
Oil & Gas -- 4.3%
  Alon USA, Inc. (Edgington Facility)............ BTL            B1     BB     4.90     06/22/13      27,025      23,309
  Alon USA, Inc. (Paramount Facility)............ BTL            B1     BB   4.73-4.90  06/22/13     216,202     186,475
  Atlas Pipeline Partners LP..................... BTL-B         Ba2    BB-   5.14-5.24  07/19/14   1,412,952   1,407,653
  ATP Oil & Gas Corp............................. BTL-B1         B1     B-     8.50     07/15/14     636,364     620,455
  ATP Oil & Gas Corp............................. BTL-B2         B1     B-     8.50     01/15/11     363,636     354,545
  Big West Oil LLC............................... Delayed Draw   B1     BB   4.48-4.72  05/15/14   1,100,000   1,032,625
  Big West Oil LLC............................... BTL-B          B1     BB     4.48     05/31/14     880,000     826,100
  CDX Funding LLC(11)............................ 2nd Lien       NR     NR     8.73     03/01/13   1,000,000     847,500
  Coffeyville Resources LLC...................... LOC            B2    BB-     5.45     12/27/10     162,162     154,054
  Coffeyville Resources LLC...................... BTL-B          B2    BB-   5.45-6.75  12/27/13     526,226     499,915
  Dresser, Inc................................... 1st Lien       B2     B+   4.98-5.22  05/04/14   1,948,846   1,879,662
  Dresser, Inc................................... 2nd Lien       B3     B-     8.47     05/04/15   1,000,000     966,875
  Helix Energy Solutions Group, Inc.............. BTL-B         Ba2    BB+   4.48-4.71  07/01/13     504,498     491,255
  McJunkin Corp.................................. BTL            B1     B+     6.05     01/30/14     985,000     970,636
  Targa Resources, Inc........................... LOC           Ba3     B+     4.70     10/31/12      96,774      94,435
  Targa Resources, Inc........................... BTL-B         Ba3     B+   4.65-4.80  10/31/12     170,460     166,340
  Venoco, Inc.................................... 2nd Lien      Caa1    B      6.69     05/07/14   1,000,000     975,000
  Western Refining Co. LP........................ BTL            B1    BB-     4.65     05/30/14   1,838,571   1,719,064
                                                                                                             -----------
                                                                                                              13,215,898
                                                                                                             -----------
Personal & Nondurable Consumer Products -- 1.3%
  American Achievement Corp...................... BTL-B         Ba3    BB-   4.73-6.25  03/25/11     487,001     482,131
  Hillman Group, Inc............................. BTL-B         Ba3    BB-     5.69     03/31/11     772,839     722,604
  Huish Detergents, Inc.......................... 1st Lien       B1     B+     4.81     04/25/14   1,980,000   1,796,850
  Huish Detergents, Inc.......................... 2nd Lien      Caa1   CCC+    7.06     10/26/14   1,000,000     860,000
                                                                                                             -----------
                                                                                                               3,861,585
                                                                                                             -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                                Ratings/(1)/
                                                                ------------
                                                                             Interest  Maturity  Principal    Value
              Industry Description                     Type     Moody's S&P    Rate    Date/(2)/  Amount     (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Personal, Goods & Misc. Services -- 1.6%
  Central Parking Corp............................ LOC           Ba2     B     5.13%   05/22/13  $  379,310 $   353,707
  Central Parking Corp............................ 1st Lien      Ba2     B     4.93    05/22/14   1,116,288   1,040,939
  NEP, Inc........................................ BTL-B          B2     B     5.05    02/16/14     987,492     898,618
  Sabre Holdings Corp............................. BTL-B          B1     B+  4.48-4.90 09/30/14   2,943,615   2,440,048
  Travelport, Inc................................. BTL-B         Ba3    BB-    4.73    08/23/13     265,601     239,631
                                                                                                            -----------
                                                                                                              4,972,943
                                                                                                            -----------
Personal Transportation -- 1.3%
  Continental Airlines, Inc....................... BTL-A1        Ba3     B     6.06    06/01/11     285,714     268,571
  Continental Airlines, Inc....................... BTL-A2        Ba3     B     6.06    06/01/11     714,286     671,429
  Delta Air Lines, Inc............................ 2nd Lien       B2     B     6.15    04/30/14     990,000     659,588
  United Airlines, Inc............................ Tranche B      B1    BB-  4.50-4.94 02/02/14   1,424,444   1,070,708
  US Airways Group, Inc........................... BTL            B2     B+    4.98    03/21/14   1,980,000   1,316,700
                                                                                                            -----------
                                                                                                              3,986,996
                                                                                                            -----------
Printing & Publishing -- 7.8%
  Advanstar Communications, Inc................... 1st Lien       B1     B+    5.05    05/31/14   1,982,481   1,645,459
  Advanstar Communications, Inc................... 2nd Lien      Caa2   CCC+   7.80    11/30/14   1,000,000     715,000
  Affinity Group, Inc............................. BTL           Ba3     B+  4.98-5.40 06/24/09   1,111,163   1,055,605
  Affinity Group, Inc............................. BTL-A         Ba3     B+  4.98-5.40 03/20/14     240,710     228,674
  Caribe Information Investment, Inc.............. BTL-B          B1     B+  4.74-4.96 03/31/13   1,707,399   1,528,122
  Discovery Communications, Inc................... BTL-B          NR     NR    4.80    04/30/14     980,050     963,389
  GateHouse Media Operating, Inc.................. Delayed Draw   B2    BB-  4.65-4.72 08/28/14     543,478     385,870
  GateHouse Media Operating, Inc.................. BTL            B2    BB-    4.65    08/28/14   2,456,522   1,744,130
  GateHouse Media Operating, Inc.................. BTL-C          B2    BB-    4.93    05/07/14   1,000,000     705,000
  Idearc, Inc..................................... BTL-B         Ba3     BB  4.49-4.80 11/17/14   1,970,000   1,580,925
  Local Insight Regatta Holdings, Inc............. BTL           Ba3    BB-    7.75    04/23/13     750,000     690,938
  National CineMedia, Inc......................... BTL            B1     B+    4.54    01/29/15   1,000,000     918,393
  Penton Media, Inc............................... BTL-B          B1    BB-  4.73-5.15 02/01/13     987,500     834,438
  Reader's Digest Associations, Inc............... BTL-B          B1     B   4.45-4.68 03/02/14     987,500     863,445
  Thomas Nelson Publishers........................ BTL-B          B1     B   4.73-4.96 06/12/12     485,366     431,976
  Thompson Publishing Group, Inc.................. BTL            B1     B+    4.98    07/05/14   2,977,500   2,711,758
  Tribune Co...................................... BTL-B          B2     B     5.48    05/01/14   5,955,000   4,396,773
  Valassis Communications, Inc.................... BTL           Ba2     BB    4.56    03/02/14   1,287,000   1,229,622
  Valassis Communications, Inc.................... Delayed Draw  Ba2     BB    4.56    03/02/14     426,667     407,645
  Yell Group, Ltd................................. BTL-B         Ba3    BB-    4.48    08/10/13   1,000,000     900,714
                                                                                                            -----------
                                                                                                             23,937,876
                                                                                                            -----------
Retail Stores -- 6.9%
  Claire's Stores, Inc............................ BTL-B          B1     B   5.40-5.55 05/29/14   2,970,000   2,165,005
  David's Bridal, Inc............................. BTL            B2     B     4.80    01/31/14   1,975,000   1,757,750
  Dollar General Corp............................. BTL-B1         B2     B+    5.65    07/06/14   1,000,000     935,694
  General Nutrition Centers....................... BTL-B          B1     B-  4.94-5.06 09/16/13   1,975,000   1,820,292
  JRD Holdings, Inc............................... BTL           Ba3     B+    4.95    05/15/17     968,750     910,625
  KIK Custom Products............................. CND TL         B1    CCC+   5.17    05/23/14     580,976     439,605
  KIK Custom Products............................. BTL            B1    CCC+   5.17    05/23/14   3,389,024   2,564,363
  Michaels Stores, Inc............................ BTL            B2     B   5.00-5.75 10/31/13   2,969,849   2,480,442
  Neiman-Marcus Group, Inc........................ BTL           Ba3    BB+    4.42    04/06/13     822,785     786,377
  Petco Animal Supplies, Inc...................... BTL-B          B1    BB-  4.73-5.15 10/25/13     492,500     455,809
  Quality Stores, Inc. (Central Tractor)+#@(5)(6). BTL-B         Caa2    NR    7.50    04/30/07     833,705           0
  Quizno's LLC.................................... 1st Lien       B2     B+    4.81    05/05/13   2,196,348   1,928,393
  Sally Holdings LLC.............................. BTL-A          B2    BB-    5.14    11/15/12   1,539,254   1,448,592
  Smart & Final, Inc.............................. Delayed Draw   B2     B   5.38-5.92 05/21/13     402,010     371,859
  Smart & Final, Inc.............................. 1st Lien       B1     B   5.65-5.80 05/21/14     587,940     543,844
  Smart & Final, Inc.@............................ 2nd Lien      Caa1   CCC    9.55    11/30/14   1,000,000     785,000
  The Pantry, Inc................................. BTL           Ba3     BB    4.24    05/15/14   1,540,000   1,397,550
  The Pantry, Inc................................. Delayed Draw  Ba3     BB    4.24    05/04/14     443,333     402,325
                                                                                                            -----------
                                                                                                             21,193,525
                                                                                                            -----------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                               Ratings/(1)/
                                                               ------------
                                                                            Interest  Maturity  Principal     Value
             Industry Description                    Type      Moody's S&P    Rate    Date/(2)/  Amount      (Note 2)
-----------------------------------------------------------------------------------------------------------------------
Telecommunications -- 4.3%
  Alltel Communications, Inc.................... BTL-B1         Ba3    BB-    5.23%   05/15/16  $1,994,975 $  1,970,870
  Cricket Communications, Inc................... BTL-B          Ba2     B+    6.30    06/16/13   2,940,000    2,902,841
  Crown Castle Operating Co..................... BTL            Ba3    BB+    4.30    01/26/14   1,975,000    1,887,359
  Hargray Communications Group, Inc............. BTL             B1     B     5.05    06/29/14   1,818,589    1,668,555
  Hawaiian Telecom.............................. BTL-B          Ba3     B-    5.31    06/01/14     558,595      459,910
  IPC Systems, Inc.............................. 1st Lien        B1     B+    5.05    05/31/14     990,000      782,100
  IPC Systems, Inc.............................. 2nd Lien       Caa1   CCC+   7.95    05/31/15   1,000,000      710,000
  MetroPCS Wireless, Inc........................ BTL-B          Ba3     B+  4.75-5.13 11/03/13     982,500      941,051
  Ntelos, Inc................................... 1st Lien       Ba3    BB-    5.27    08/24/11   1,433,354    1,405,285
  Sorenson Communications, Inc.................. Tranche B       B2     B+    5.30    08/16/13     435,635      414,942
                                                                                                           ------------
                                                                                                             13,142,913
                                                                                                           ------------
Textiles & Leather -- 0.3%
  Hanesbrands, Inc.............................. BTL-B          Ba2     BB  4.55-4.66 09/05/13     697,321      676,184
  William Carter Co............................. BTL-B          Ba3     BB  3.98-4.40 07/14/12     339,778      324,912
                                                                                                           ------------
                                                                                                              1,001,096
                                                                                                           ------------
Utilities -- 5.3%
  Boston Generating LLC......................... BTL-B           B1     B+    5.05    12/20/13     767,621      721,152
  Boston Generating LLC......................... Synthetic LOC   B1     B+    7.08    12/20/13     172,414      161,977
  Boston Generating LLC......................... Synthetic LOC   B1     B+    5.07    12/20/13      48,276       45,353
  Calpine Corp.................................. BTL             B2     B+    5.69    03/29/14     987,538      941,024
  Concho Resources, Inc......................... 2nd Lien        NR     NR    6.73    03/28/12   1,109,000    1,109,000
  Entegra Power Group LLC....................... 2nd Lien        B3     B+    5.20    03/30/14     468,861      425,491
  KGen Power Corp............................... LOC            Ba3     BB    4.34    01/31/14     375,000      358,125
  KGen Power Corp............................... BTL            Ba3     BB    4.56    01/31/14     615,625      587,922
  La Paloma Generating Co....................... Delayed Draw    B1     B+    4.55    08/16/12      14,705       13,234
  La Paloma Generating Co....................... LOC             B1     B+    4.13    08/16/12      32,787       29,508
  La Paloma Generating Co....................... BTL-B           B1     B+    4.55    08/16/12     184,633      166,170
  La Paloma Generating Co....................... BTL-C           B3    CCC+   6.30    08/16/13     250,000      224,375
  Mach Gen LLC.................................. LOC             B2     B+    4.45    02/22/13     281,250      272,953
  Mach Gen LLC.................................. BTL-B           B2     B+    4.64    02/22/14   2,673,935    2,595,054
  NE Energy, Inc................................ 2nd Lien        B3     B-    7.31    05/01/14     250,000      225,000
  NRG Energy, Inc............................... CLD            Ba1     BB    4.20    02/01/13     878,527      839,054
  NRG Energy, Inc............................... BTL            Ba1     BB    4.30    02/01/13   1,793,506    1,712,922
  NSG Holdings II LLC........................... LOC            Ba2     BB    4.28    06/15/14     102,041       94,643
  NSG Holdings II LLC........................... BTL            Ba2     BB    4.28    06/15/14     745,069      691,051
  Reliant Energy, Inc........................... LOC            Ba3    BB+    2.34    06/30/14   2,000,000    1,910,000
  Texas Competitive Electric Holdings Co., Inc.. BTL-B3         Ba3     B+  6.23-6.48 10/10/14   1,994,975    1,849,404
  TPF Generation Holdings LLC................... 2nd Lien        B3     B-    7.05    12/15/14   1,500,000    1,363,751
                                                                                                           ------------
                                                                                                             16,337,163
                                                                                                           ------------
  Total Loans (cost $329,208,447)..................................................                         294,934,473
                                                                                                           ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- June 30, 2008 -- (unaudited) (continued)

                                                               Principal      Value
                   Industry Description                      Amount/Shares   (Note 2)
---------------------------------------------------------------------------------------
CORPORATE BONDS -- 0.6%
Electronics -- 0.6%
  NXP BV(9)
   Note
   5.46% due 10/15/13 (cost $2,000,000).....................  $2,000,000   $  1,760,000
                                                                           ------------
COMMON STOCK -- 0.0%
Telecommunications -- 0.0%
  Global Crossing, Ltd.+....................................         175          3,140
  SAVVIS Communications Corp.+..............................       6,313         81,501
                                                                           ------------
  Total Common Stock (cost $125,981)........................                     84,641
                                                                           ------------
  Total Long-Term Investment Securities (cost $331,334,428).                296,779,114
                                                                           ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.7%
Registered Investment Companies -- 2.7%
  SSgA Money Market Fund (cost $8,361,208)..................   8,361,208      8,361,208
                                                                           ------------
TOTAL INVESTMENTS -- 99.7%
  (cost $339,695,636)(10)...................................                305,140,322
Other assets less liabilities -- 0.3%.......................                    782,478
                                                                           ------------
NET ASSETS -- 100.0%........................................               $305,922,800
                                                                           ============

--------
BTL --    Bank Term Loan
CND TL -- Canadian Term Loan
LOC --    Letter of Credit
FSRI --   First Securities Repurchase Increase
CLD --    Credit Linked Deposit
CLC --    Credit Linked Commitment
CLTL --   Credit Linked Term Loan
STFA --   Senior Term Facilities Agreement
NR --     Security is not rated.
+         Non-income producing security
@ Illiquid security. At June 30, 2008, the aggregate value of these securities was $7,227,888, representing 2.4% of net assets.
#         Fair valued security; see Note 2
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of June 30, 2008.
(2) Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 64 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)       Company has filed Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)       Loan was purchased through a participation agreement.
(8) Loan is subject to an unfunded loan commitment. See Note 11 for details.
(9) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.
(10)      See Note 6 for cost of investments on a tax basis.
(11)      Loan is in default.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment strategy is to provide a high level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company into an open-end investment management company. Concurrently with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers four classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class B shares are offered for sale at net asset value without a front-end sales charge, although a declining CDSC charge may be imposed on redemptions made within four years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. Class D shares are offered for sale to existing Class D shareholders at net asset value without a front-end sales charge and no CDSC. Class Q shares are not currently offered for sale and are available only through a conversion of Class B shares eight years after purchase and Class C shares purchased before August 18, 1999, after ten years from purchase. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The investments by the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan,
   (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

   reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At
   June 30, 2008, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $115,172 for the period ended June 30, 2008, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $654,618 for the period ended June 30, 2008, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

   The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2004.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
   Level 3 -- Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Valuation Inputs               Investments in Securities Other Financial Instruments*
----------------               ------------------------- ----------------------------
Level 1.......................       $     84,640                    $ --
Level 2.......................       $297,827,794                    $ --
Level 3.......................       $  7,227,888                    $ --
                                     ------------                    ----
Total.........................       $305,140,322                    $ --
                                     ============                    ====

   The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                               Investments in Securities Other Financial Instruments*
                               ------------------------- ----------------------------
Balance as of 12/31/2007......        $   54,233                     $ --
Accrued discounts/premiums....        $       --                     $ --
Realized gain (loss)..........        $ (761,655)                    $ --
Change in unrealized
  appreciation (depreciation).        $  837,125                     $ --
Net purchases (sales).........        $ (119,803)                    $ --
Transfers in and/or out of
  Level 3.....................        $7,217,988                     $ --
                                      ----------                     ----
Balance as of 06/30/2008......        $7,227,888                     $ --
                                      ==========                     ====

   -----
   * Other financial instruments are derivative instruments not reflected in the Portfolio of investments such as future, written option, swap and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at June 30, 2008.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in five different classes. Transactions in shares of each class were as follows:

                                         For the                         For the
                                      period ended                     year ended
                                June 30, 2008 (unaudited)           December 31, 2007
                             ---------------------------     ---------------------------
                                 Shares          Amount          Shares          Amount
Class A                      ----------     ------------     ----------     ------------
Shares sold.................  4,238,805     $ 35,873,481     16,345,482     $151,739,920
Reinvested distributions....    143,972        1,203,513        261,188        2,384,009
Shares redeemed............. (4,975,244)     (41,926,276)    (8,076,898)     (73,605,625)
                             ----------     ------------     ----------     ------------
   Net increase (decrease)..   (592,467)    $ (4,849,282)     8,529,772     $ 80,518,304
                             ==========     ============     ==========     ============

                                         For the                         For the
                                      period ended                     year ended
                                June 30, 2008 (unaudited)           December 31, 2007
                             ---------------------------     ---------------------------
                                 Shares          Amount          Shares          Amount
Class B                      ----------     ------------     ----------     ------------
Shares sold.................     43,027     $    333,972        319,757     $  2,962,829
Reinvested distributions....     40,396          336,924        107,332          990,697
Shares redeemed.............   (445,697)(1)   (3,721,999)(1) (1,016,781)(3)   (9,403,485)(3)
                             ----------     ------------     ----------     ------------
   Net increase (decrease)..   (362,274)    $ (3,051,103)      (589,692)    $ (5,449,959)
                             ==========     ============     ==========     ============

                                         For the                         For the
                                      period ended                     year ended
                                June 30, 2008 (unaudited)           December 31, 2007
                             ---------------------------     ---------------------------
                                 Shares          Amount          Shares          Amount
Class C                      ----------     ------------     ----------     ------------
Shares sold.................  3,026,304     $ 25,417,781     14,008,359     $130,699,614
Reinvested distributions....    407,770        3,405,953        940,512        8,648,660
Shares redeemed............. (6,708,747)(2)  (56,102,090)(2) (7,162,128)(4)  (65,556,497)(4)
                             ----------     ------------     ----------     ------------
   Net increase (decrease).. (3,274,673)    $(27,278,356)     7,786,743     $ 73,791,777
                             ==========     ============     ==========     ============

                                         For the                         For the
                                      period ended                     year ended
                                June 30, 2008 (unaudited)           December 31, 2007
                             ---------------------------     ---------------------------
                                 Shares          Amount          Shares          Amount
Class D                      ----------     ------------     ----------     ------------
Shares sold.................      4,529     $     38,200         41,222     $    381,302
Reinvested distributions....     25,579          213,631         73,932          683,176
Shares redeemed.............   (218,447)      (1,835,183)      (645,739)      (5,976,532)
                             ----------     ------------     ----------     ------------
   Net increase (decrease)..   (188,339)    $ (1,583,352)      (530,585)    $ (4,912,054)
                             ==========     ============     ==========     ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

                                        For the                        For the
                                      period ended                    year ended
                               June 30, 2008 (unaudited)          December 31, 2007
                             ------------------------       ------------------------
                                Shares          Amount         Shares          Amount
Class Q                      -------       ----------       -------       ----------
Shares sold................. 196,456(1)(2) $1,642,476(1)(2) 526,688(3)(4) $4,876,693(3)(4)
Reinvested distributions....  10,540           88,029        11,501          105,134
Shares redeemed............. (89,886)        (749,526)      (98,969)        (903,128)
                             -------       ----------       -------       ----------
   Net increase (decrease).. 117,110       $  980,979       439,220       $4,078,699
                             =======       ==========       =======       ==========

   -----
   (1)Includes automatic conversion of 189,350 shares of Class B shares in the amount of $1,581,579 to 189,188 shares of Class Q shares in the amount of $1,581,579.
   (2)Includes automatic conversion of 6,352 shares of Class C shares in the amount of $52,812 to 6,352 shares of Class Q shares in the amount of $52,812.
   (3)Includes automatic conversion of 523,771 shares of Class B shares in the amount of $4,850,526 to 523,771 shares of Class Q shares in the amount of $4,850,526.
   (4)Includes automatic conversion of 1,596 shares of Class C shares in the amount of $14,348 to 1,596 shares of Class Q shares in the amount of $14,348.

Note 4. Purchases and Sales of Securities

   During the period ended June 30, 2008, the Fund's cost of purchases of Loans and proceeds from Loan sales were $51,771,708 and $92,128,496, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with AIG SunAmerica. Pursuant to the Advisory Agreement, AIG SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. AIG SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay AIG SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   AIG Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and is an affiliate of AIG SunAmerica. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from AIG SunAmerica a monthly fee payable at the following annual rates: 0.25% for the first $1 billion of average daily net assets; and 0.20% for average daily net assets of more than $1 billion. The fee paid to the subadviser is paid by AIG SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") AIG SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, AIG SunAmerica receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the year ended June 30, 2008, AIG SunAmerica accrued administration fees in the amount of $608,930.

   The Fund has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of AIG SunAmerica. The Fund, on behalf of each Class, except Class D, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Hereinafter referred to as the "Class A Plan," "Class B Plan," "Class C Plan," and "Class Q Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Fund, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of 0.10% of average daily net assets of Class A shares and 0.50% of

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)

   average daily net assets of Class B and C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under the Class A, Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Plans also provide that Class A, Class B, Class C and Class Q shares of the Fund shall pay the Distributor an account maintenance fee of 0.25% of the average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended June 30, 2008 SACS received sales charges on Class A shares of $82,132, of which $14,651 was reallowed to affiliated broker-dealers and $53,435 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. For the period ended June 30, 2008, SACS received early withdrawal charges of $118,636. For the period ended June 30, 2008 SACS voluntarily waived fees for the following classes: Class A $56,984, Class B $20,537, Class C $248,049, and Class Q $1,171. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time.

   The Fund has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended June 30, 2008, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      Payable at
                                            Expense  June 30, 2008
                                            -------- -------------
             Class A....................... $ 83,763    $14,404
             Class B.......................   18,057      2,797
             Class C.......................  218,200     35,288
             Class D.......................    9,742      1,549
             Class Q.......................    5,148        783

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, and 1.75% for Class B and Class C, of average daily net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Fund, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Directors"). AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, so that the total net expense ratios do not exceed 1.45% for Class Q and 1.25% for Class D of average daily net assets. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica. For the period ended June 30, 2008, AIG SunAmerica waived fees and reimbursed expenses as follows: Class A $173,521, Class B $41,346, Class C $418,741, Class D $17,505, and Class Q $10,383.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, dividends payable and treatment of defaulted securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


        Distributable Earnings                           Tax Distributions
----------------------------------------    ---------------------------------------------
 For the year ended December 31, 2007           For the year ended December 31, 2007
----------------------------------------    ---------------------------------------------
          Long-term Gains/   Unrealized                                   Long-term
Ordinary   Capital Loss     Appreciation          Ordinary                 Capital
Income       Carryover      (Depreciation)         Income                   Gains
--------  ----------------  --------------  ---------------------   ---------------------
$23,381    $(27,197,362)    $(23,237,922)        $20,853,822                $ --

   Capital Loss Carryforwards. At December 31, 2007 capital loss carryforwards available to offset future recognized gains were $27,192,362 with $1,009,013 expiring in 2008, $9,997,029 expiring in 2009, $7,736,363 expiring in 2010,
   $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   During the year ending December 31, 2007, the Senior Floating Rate Fund utilized $186,815 of capital loss carry forwards to offset current year capital gains.

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2007, the Fund elected to defer $764 of Post-October Capital Losses.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2008 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $339,695,993
                                                                ============
   Gross unrealized appreciation............................... $    158,758
   Gross unrealized depreciation...............................  (34,714,429)
                                                                ------------
   Net unrealized depreciation................................. $(34,555,671)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Corporation have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006 for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   As of June 30, 2008, the Fund had accrued $37,182 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the period ended June 30, 2008, expensed $6,853 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2008 -- (unaudited)
        (continued)


Note 8. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company ("State Street"), the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the period ended June 30, 2008, the Fund had borrowings outstanding for 42 days under the line of credit and incurred $18,166 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $4,238,125 at a weighted average interest rate of 3.77%. At June 30, 2008, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2008, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 11. Unfunded Loan Commitments

   On June 30, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                          Maturity
    Name                                    Type            Date    Amount
    ----                           ---------------------- -------- --------
    Community Health Systems, Inc. Delayed Draw Term Loan 07/15/14 $ 89,845
    Golden Nugget, Inc............ Delayed Draw Term Loan 06/08/14  727,273
    Hub International Holdings,
      Inc......................... Delayed Draw Term Loan 06/13/14  121,569
    WMG Acquisition Corp.......... Revolver               01/18/11  500,000

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Custodian                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Samuel M. Eisenstat        P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
Officers                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Cynthia A. Skrehot, Vice  Fund's Statement of        obtain copies of the
   President and Chief     Additional Information,    Forms N-Q at the U.S.
   Compliance Officer      may be ob-tained without   Securities and Exchange
 Gregory N. Bressler,      charge upon request, by    Commission's Public
   Chief Legal             calling (800) 858-8850.    Refer-ence Room in
   Officer and Secretary   This in-formation is also  Washington, DC
 Gregory R. Kingston,      available from the EDGAR   (information on the
   Vice President and      database on the U.S.       operation of the Public
   Assistant Treasurer     Secu-rities and Exchange   Reference Room may be
 Nori L. Gabert, Vice      Commission's website at    ob-tained by calling
   President and           http://www.sec.gov.        1-800-SEC-0330).
   Assistant Secretary
 John E. McLean,           DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
   Assistant Secretary     DOCUMENTS                  FUND PORTFOLIO SECURITIES
 Kathleen Fuentes,         The Fund has adopted a     Information regarding how
   Assistant Secretary     policy that allows them    the Fund voted proxies
 Diedre L. Shepherd,       to send only one copy of   relating to securities
   Assistant Treasurer     a Fund's prospectus,       held in the Fund's
 Matthew J. Hackethal,     proxy material, annual     portfolio during the most
   Anti-Money Laundering   report and semi-annual     recent twelve month
   Compliance Officer      report (the "shareholder   period ended June 30 is
                           documents") to             available, once filed
Investment Adviser         shareholders with          with the U.S. Securities
 AIG SunAmerica Asset      multiple accounts          and Exchange Commis-sion,
   Management Corp.        residing at the same       without charge, upon
 Harborside Financial      "household." This          request, by calling
   Center                  practice is called         (800) 858-8850 or on the
 3200 Plaza 5              householding and reduces   U.S. Securities and
 Jersey City, NJ           Fund expenses, which       Exchange Commission's
   07311-4992              benefits you and other     website at
                           shareholders. Unless the   http://www.sec.gov.
Distributor                Funds receive
 AIG SunAmerica Capital    instructions to the        This report is submitted
   Services, Inc.          con-trary, you will only   solely for the general
 Harborside Financial      receive one copy of the    information of
   Center                  shareholder documents.     shareholders of the Fund.
 3200 Plaza 5              The Funds will continue    Distribution of this
 Jersey City, NJ           to household the           report to persons other
   07311-4992              share-holder documents     than shareholders of the
                           indefinitely, until we     Fund is authorized only
Shareholder Servicing      are instructed otherwise.  in connection with a
Agent                      If you do not wish to      currently effective
 AIG SunAmerica Fund       participate in             prospectus, setting forth
   Services, Inc.          householding, please       details of the Fund,
 Harborside Financial      contact Shareholder        which must precede or
   Center                  Services at (800)          accompany this report.
 3200 Plaza 5              858-8850 ext. 6010 or
 Jersey City, NJ           send a written request     The accompanying report
   07311-4992              with your name, the name   has not been audited by
                           of your fund(s) and your   independent accountants
Transfer Agent             account number(s) to AIG   and accordingly no
 State Street Bank and     SunAmerica Mutual Funds    opinion has been
   Trust Company           c/o BFDS, P.O. Box         expressed thereon.
 P.O. Box 219373           219186, Kansas City MO,
 Kansas City, MO 64141     64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

SFSAN - 06/08

[LOGO] AIG
Sun America
Mutual Funds
live longer retire stronger/sm/

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229. 407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240. 14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)  (1)  Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
               Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ---------------------------------
John T. Genoy
President

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ---------------------------------
John T. Genoy
President

Date: September 5, 2008


By: /s/ Donna M. Handel
    ---------------------------------
Donna M. Handel
Treasurer

Date: September 5, 2008